Earnings/(Losses) per share	12 Months Ended
Dec. 31, 2018
Earnings/(Losses) per share [Abstract]
Earnings/(Losses) per share:

20.Earnings/(Losses) per share:

	Year ended December 31,
	2016			2017			2018
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Earnings (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/ (loss)	$(198,686)	-	$-	$(42,544)	-	$-	$21,780	-	$-
Plus: Contribution from Series D Preferred Stock	-	-	-	2,805	-	-	-	-	-
-Less: Convertible Preferred stock dividends	(7,695)	-	-	-	-	-	-	-	-
Basic EPS/ LPS
Income/Loss available to common stockholders	$(206,381)	453	$(455,587.20)	$(39,739)	35,225,784	$(1.13)	$21,780	98,113,545	$0.22
Dilutive effect of securities
Diluted EPS/ LPS
Income/Loss available to common stockholders	$(206,381)	453	$(455,587.20)	$(39,739)	35,225,784	$(1.13)	$21,780	98,113,545	$0.22

For the years ended December 31, 2016 and 2017 and given that the Company incurred losses, the effect of including any potential common shares in the denominator of diluted per-share computations would have been anti-dilutive and therefore, basic and diluted losses per share are the same. For the year ended December 31, 2018, there are no available securities to be issued, thus, basic and diluted earnings per share are the same.